INCOME TAXES (Schedule of Deferred Tax Assets (Liabilities)) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets:
Net operating loss carry forwards	$ 4,992	$ 5,809
Research and development	2,216	753
Intangible assets	1,480	829
Other temporary differences mainly relating to reserve and allowances	718	1,937
Deferred tax assets, before valuation allowance	9,406	9,328
Valuation allowance	4,992	4,530
Total deferred tax assets, net	4,414	4,798
Intangible assets
Property and equipment, net
Total deferred tax liabilities
Total deferred tax asset (liability), net	4,414	4,798
Foreign Tax Authority [Member]
Deferred tax assets:
Long term deferred tax asset, net	3,464	3,262
Long term deferred tax liability
Total deferred tax asset (liability), net	3,464	3,262
Domestic Tax Authority [Member]
Deferred tax assets:
Long term deferred tax asset, net	950	1,536
Long term deferred tax liability
Total deferred tax asset (liability), net	$ 950	$ 1,536